FINANCIAL LIABILITIES - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 shares	Aug. 31, 2021	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Nov. 30, 2025 USD ($)	Dec. 24, 2024
Disclosure of detailed information about financial instruments [line items]
Equity issued, exchangeable shares (in shares)	21,100,000
Number of share issued, opening (in usd per share) | $ / shares			$ 34.74	$ 34.74
Dividends recognised as distributions to owners | $			$ 228.0		$ 213.0	$ 178.0
BIHC
Disclosure of detailed information about financial instruments [line items]
Exchangeable share, conversion ratio								1
Class A.2 Shares
Disclosure of detailed information about financial instruments [line items]
Issuance of exchangeable LP units (in shares)			0		0
Share issuance (in shares)			0
Exchangeable share conversion (in shares)			0		0
Class A.2 Shares | BIHC
Disclosure of detailed information about financial instruments [line items]
Exchangeable share, conversion ratio								1
Class C Shares
Disclosure of detailed information about financial instruments [line items]
Equity issued, exchangeable shares (in shares)	9,000,000
Issuance of exchangeable LP units (in shares)			0		0
Share issuance (in shares)			0
Exchangeable share conversion (in shares)			0		0
Exchangeable Shares
Disclosure of detailed information about financial instruments [line items]
Exchangeable share, deliver for each unit purchased (percent)		1
Issuance of exchangeable LP units (in shares)			155,557		199,066
Exchangeable shares offering amount | $							$ 400.0
Share issuance (in shares)			833,272
Exchangeable share conversion (in shares)			45,782		19,223
BIPC ATM
Disclosure of detailed information about financial instruments [line items]
Share issuance (in shares)			833,272
Average prices (in dollars per share) | (per share)			$ 45.86	$ 63.78
Gross proceeds from issuance | $			$ 38.0
Net proceeds from issuance | $			38.0
Agent commission costs | $			$ 0.4